Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other reserves	Accumulated deficit
Balance at beginning of period at Dec. 31, 2021	$ 275,400	$ 3,328	$ 470,887	$ 0	$ 12,539	$ (211,354)
Changes in equity [abstract]
Loss for the period	(50,168)					(50,168)
Other comprehensive income (loss)	(5,225)				(5,225)
Total comprehensive income (loss)	(55,393)				(5,225)	(50,168)
Share-based compensation	7,360				7,360
Transactions with owners
Vesting of restricted stock units	0			3	(3)
Issuance of shares to be held as treasury shares	0	136		(136)
Exercise of share options	748		736	12
Balance at end of period at Jun. 30, 2022	228,115	3,464	471,623	(121)	14,671	(261,522)
Balance at beginning of period at Mar. 31, 2022	251,910	3,464	470,943	(133)	14,477	(236,841)
Changes in equity [abstract]
Loss for the period	(24,681)					(24,681)
Other comprehensive income (loss)	(3,692)				(3,692)
Total comprehensive income (loss)	(28,373)				(3,692)	(24,681)
Share-based compensation	3,889				3,889
Transactions with owners
Vesting of restricted stock units	0			3	(3)
Exercise of share options	689		680	9
Balance at end of period at Jun. 30, 2022	228,115	3,464	471,623	(121)	14,671	(261,522)
Balance at beginning of period at Dec. 31, 2022	200,130	3,464	471,623	(117)	23,963	(298,803)
Changes in equity [abstract]
Loss for the period	(41,096)					(41,096)
Other comprehensive income (loss)	5,355				5,355
Total comprehensive income (loss)	(35,741)				5,355	(41,096)
Share-based compensation	7,106				7,106
Transactions with owners
Vesting of restricted stock units	0			41	(41)
Issuance of shares to be held as treasury shares	0	584		(584)
Exercise of share options	207		204	3
Balance at end of period at Jun. 30, 2023	171,702	4,048	471,827	(657)	36,383	(339,899)
Balance at beginning of period at Mar. 31, 2023	184,912	3,464	471,771	(112)	28,292	(318,503)
Changes in equity [abstract]
Loss for the period	(21,396)					(21,396)
Other comprehensive income (loss)	3,454				3,454
Total comprehensive income (loss)	(17,942)				3,454	(21,396)
Share-based compensation	4,676				4,676
Transactions with owners
Vesting of restricted stock units	0			39	(39)
Issuance of shares to be held as treasury shares	0	584		(584)
Exercise of share options	56		56
Balance at end of period at Jun. 30, 2023	$ 171,702	$ 4,048	$ 471,827	$ (657)	$ 36,383	$ (339,899)